Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Summary Of Accumulated Other Comprehensive Income Loss
Accumulated Other Comprehensive Income (loss)

	Foreign currency translation adjustment	Unrealized (realized) gains on available- for-sales investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2020	10,195	—	10,195
Other comprehensive (loss) income	(9,974)	1,729	(8,245)

Balance as of December 31, 2020	221	1,729	1,950
Other comprehensive loss	(6,107)	(1,729)	(7,836)

Balance as of December 31, 2021	(5,886)	—	(5,886)
Other comprehensive income	20,896	—	20,896

Balance as of December 31, 2022	15,010	—	15,010

Balance as of December 31, 2022 (US$)	2,176	—	2,176